Trade and Other Payables - Disclosure of Detailed Information about Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Trade And Other Payables
Trade payables	$ 23,580	$ 21,143	$ 19,221
Accruals	10,150	9,568	7,503
Employee benefits liabilities	1,815	1,805	1,842
Trade and other current payables	$ 35,545	$ 32,516	$ 28,566